Investment in SLM California (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Disclosure of changes in carrying amount of associated entity
The following table summarizes the changes in the carrying amount of the Company's investment in SLM California:

	For the year ended December 31,
	2024	2023
Opening Balance	$58,827	$58,189
Capital Investment	4,742	3,517
Company's share of net income of SLM California	4,329	4,134
Distributions	(6,772)	(7,013)
Ending Balance	$61,126	$58,827

Disclosure of summarized financial information for investment in associated entity
Summarized financial information for the Company's investment in SLM California and reflecting adjustments made by the Company, including adjustments made at the time of acquisition is as follows:

	For the year ended December 31,
	2024	2023
Royalty Revenue	$21,678	$26,024
Net income	10,131	10,338
The Company's ownership %	42.7	40.0
Company's share of net income of SLM California	$4,329	$4,134
During the year ended December 31, 2024, the Company’s share of the royalty revenue in SLM California totaled $9,263 (2023 – $10,407).

	For the year ended December 31,
	2024	2023
Total assets	$10,994	$11,252
Total liabilities	(5,870)	(6,709)
Net assets	5,124	4,543
The Company's ownership %	42.7	40.0
Acquisition fair value and other adjustments	58,937	57,010
Carrying amount of investment in SLM California	$61,126	$58,827